Note 20 - Loss Per Share	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
20.	Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
Numerator
Net loss for the period – basic and diluted	$(133,465)	$(29,447)	$(64,666)
Gain on financial derivative liability	-	-	(6,683)
Net loss for the year ended – diluted			(71,349)
Denominator
Basic and Diluted – weighted average number of shares outstanding	32,104,582	14,256,263	10,857,737

Loss Per Share – Basic	$(4.16)	$(2.07)	$(5.96)
Loss Per Share – Diluted	$(4.16)	$(2.07)	$(5.96)

Conversion option, share purchase warrants and stock options were excluded from the calculation of diluted weighted average number of common shares outstanding for the years ended December 31, 2025, 2024 and 2023 as the warrants and stock options were anti-dilutive.